Long-Term Bank Loan (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Bank Loan
Schedule of bank loan of ship owing companies
Borrower	December 31, 2024	December 31, 2025
Avatar Marine Inc.	-	20,000,000
Less: Current portion	-	1,540,000
Long-term portion	-	18,460,000
Deferred charges, current portion	-	23,323
Deferred charges, long-term portion	-	113,866
Long-term bank loan, current portion net of deferred charges	-	1,516,677
Long-term bank loan, long-term portion net of deferred charges	-	18,346,134

Schedule of future annual loan repayments
To December 31:
2026	1,540,000
2027	1,540,000
2028	1,540,000
2029	1,540,000
2030	1,540,000
Thereafter	12,300,000